Subsequent events	12 Months Ended
Dec. 31, 2018
Subsequent Events [Abstract]
Subsequent events
Subsequent events

On March 26, 2019, the Company approved a dividend distribution to all Class A and Class B shareholders of $0.11 per share to be paid in three installments, as follows: $0.05 per share on April 12, 2019, $0.03 per share on August 14, 2019, and $0.03 per share on December 12, 2019.